Shareholders' Equity - Common Stock Repurchased (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Common stock repurchased shares	52	54	65
Purchase of treasury stock	$ 2,246	$ 2,262	$ 2,336